UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number: ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Seth Tobias
Address:     153 East 53rd Street
             Suite 5501
             New York, NY 10022

Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Seth Tobias
Title:       Manager
Phone:       212-521-5050

Signature, Place, and Date of Signing:

       /s/ S. Tobias                    New York, NY            4/29/2005
        [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                116

Form 13F Information Table Value Total:           $284,269
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                              FORM 13F-HR
                                                         QTR Ending 3/31/2005

         COLUMN 1              COLUMN 2    COLUMN 3    COLUMN 4       COLUMN 5              COLUMN 6     COL 7        COLUMN 8
-------------------------   ------------  ----------  ----------    -----------          -------------   -----  -----------------
                                                          VALUE       SHRS OR SH/ PUT/    INV.  DISCR.    MGR        VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS    CUSIP      (x$1000)     PRN AMT PRN CALL    SOLE    SHRD OTH       SOLE     SHRD  NONE
ARCH COAL INC                       COMMON    039380100      4176      117,500            X                     X
ARGOSY GAMING CORP                  COMMON    040228108     13310      285,000            X                     X





AIRTRAN HLDGS INC                   COMMON    00949P108   1,810        200,000           X                      X
ALBERTSONS INC                      COMMON    013104104     310         15,000           X                      X
A C MOORE ARTS & CRAFTS IN          OTC IS    00086T103   2,106         79,000           X                      X
AMERICAN EAGLE OUTFITTERS           OTC IS    02553E106     591         20,000           X                      X
AMR CORP DEL -W/RTS TO PUR          COMMON    001765106     268         25,000           X                      X
AMERICAN TOWER SYS CORP             COMMON    029912201     188         10,300           X                      X
ALAMOSA HOLDINGS INC                OTC IS    011589108     175         15,000           X                      X
AMERICAN STANDARD COMPANIE          COMMON    029712106   2,324         50,000           X                      X
AMERICA WEST AIRLINES INC-          COMMON    023657208   1,629        300,000           X                      X
BED BATH & BEYOND INC               OTC IS    075896100     840         23,000           X                      X
BORDERS GROUP INC                   COMMON    099709107     266         10,000           X                      X
BJ SERVICES CO                      COMMON    055482103   4,540         87,500           X                      X
BROADCOM CORP                       OTC IS    111320107   4,488        150,000           X                      X
PEABODY ENERGY CORP                 COMMON    704549104   1,159         25,000           X                      X
CITIGROUP INC                       COMMON    172967101  10,786        240,000           X                      X
CONTINENTAL AIRLINES INC-C          COMMON    210795308   2,408        200,000           X                      X
CATERPILLAR INC                     COMMON    149123101     229          2,500           X                      X
COMMERCE BANCORP INC NJ             COMMON    200519106   3,734        115,000           X                      X
CROWN CASTLE INTL CORP              OTC IS    228227104     161         10,000           X                      X
CHARLOTTE RUSSE HLDG INC            OTC IS    161048103   2,720        210,500           X                      X
CORE LABORATORIES NV                OTC IS    N22717107   1,155         45,000           X                      X
CANARGO ENERGY CORPORATION          OTC IS    137225108   1,647      1,257,600           X                      X
MAJESCO ENTERTAINMENT COMP          OTC IS    560690208   2,316        200,000           X                      X
CISCO SYSTEMS INC.                  OTC IS    17275R102   6,619        370,000           X                      X
CALL CABLEVISION SYS APR 3          CALL O    12686C5DF       4         10,000           X                      X
CYPRESS SEMICONDUCTOR CORP          COMMON    232806109   5,355        425,000           X                      X
CITY NATIONAL CORP                  COMMON    178566105   4,189         60,000           X                      X
DRESS BARN INC                      OTC IS    261570105   7,988        438,400           X                      X
DANIELSON HOLDING CORP              COMMON    236274106   2,588        150,000           X                      X
ECHOSTAR COMMUNICATIONS CO          OTC IS    278762109     219          7,500           X                      X
DOMINOS PIZZA INC                   COMMON    25754A201   1,230         65,800           X                      X
DARDEN RESTAURANTS INC              COMMON    237194105     307         10,000           X                      X
DST SYSTEMS INC-DEL                 COMMON    233326107   8,082        175,000           X                      X
DYNEGY INC                          COMMON    26816Q101   1,564        400,000           X                      X
ELITE PHARMACEUTICALS INC           COMMON    28659T200   3,432        780,000           X                      X
EL PASO CORP                        COMMON    28336L109     529         50,000           X                      X
***FORDING INC                      COMMON    345425102   1,838         20,000           X                      X
FAIRMONT HOTELS & RESORTS           COMMON    305204109   2,486         75,000           X                      X
FIRST HORIZON PHARMACEUTIC          OTC IS    32051K106   4,220        250,000           X                      X
SPRINT CORP                         COMMON    852061100     228         10,000           X                      X
GENERAL ELECTRIC CO                 COMMON    369604103   3,732        103,500           X                      X
CORNING INC                         COMMON    219350105   4,007        360,000           X                      X
GOOGLE INC                          OTC IS    38259P508  10,831         60,000           X                      X
HALLIBURTON CO                      COMMON    406216101   4,974        115,000           X                      X
HOT TOPIC INC                       OTC IS    441339108   1,803         82,500           X                      X
***DESARROLLADORA HOMEX S           COMMON    25030W100   2,163         88,000           X                      X
***AQUILA INC                       COMMON    03840P102     115         30,000           X                      X
INFORMATICA CORPORATION             OTC IS    45666Q102     165         20,000           X                      X
INNOVO GROUP INC NEW                OTC IS    457954600     741        149,400           X                      X
INFOSPACE.COM INC                   OTC IS    45678T201   1,531         37,500           X                      X
IDINE REWARDS NETWORK INC           COMMON    761557107     676        162,500           X                      X
JUNIPER NETWORKS                    OTC IS    48203R104   2,206        100,000           X                      X
KELLOGG CO                          COMMON    487836108     606         14,000           X                      X
COCA COLA CO                        COMMON    191216100   1,250         30,000           X                      X
KOHLS CORP                          COMMON    500255104     387          7,500           X                      X
LAKES GAMING INC                    OTC IS    51206P109   3,132        174,000           X                      X
LIBERTY MEDIA INTL INC              OTC IS    530719103     875         20,000           X                      X
LEAP WIRELSS INTL INC               COMMON    521863308     326         12,500           X                      X
LIONS GATE ENTERTAINMENT C          OTC IS    535919203     420         38,000           X                      X
CALL LIGAND PHARMA AUG 12.          CALL O    53220K5HV       3         20,000           X                      X
MCDONALDS CORP                      COMMON    580135101   4,827        155,000           X                      X
MCI INC                             OTC IS    552691107     249         10,000           X                      X
MASSEY ENERGY CORP                  COMMON    576206106   3,403         85,000           X                      X
MILLENNIUM PHARMACEUTICALS          OTC IS    599902103   4,210        500,000           X                      X
MCMORAN EXPLORATION COMPAN          COMMON    582411104   3,377        168,000           X                      X
ALTRIA GROUP INC                    COMMON    02209S103     981         15,000           X                      X
MARTHA STEWART LIVING               COMMON    573083102   3,614        160,000           X                      X
MENS WEARHOUSE INC                  OTC IS    587118100     739         17,500           X                      X
CALL MORGAN STANLEY MAY 60          CALL O    6174469CT     219        425,000           X                      X
MORGAN STANLEY DEAN WITTER          COMMON    617446448   6,298        110,000           X                      X
MAXIM INTEGRATED PRODUCTS           OTC IS    57772K101   2,044         50,000           X                      X
NABORS INDUSTRIES LTD               COMMON    G6359F103   4,140         70,000           X                      X
NCR CORP                            COMMON    62886E108   5,061        150,000           X                      X
NET 1 UEPS TECHNOLOGIES IN          OTC IS    64107N107      61         20,000           X                      X
NORTHWEST AIRLINES CORP-CL          OTC IS    667280101   2,007        300,000           X                      X
NEWS CORP                           COMMON    65248E104     508         30,000           X                      X
NEXTEL PARTNERS INC                 OTC IS    65333F107   1,096         50,000           X                      X
WILD OATS MKTS INC                  OTC IS    96808B107     319         30,000           X                      X
OFFICE DEPOT INC                    COMMON    676220106   2,773        125,000           X                      X
PRIDE INTERNATIONAL INC             COMMON    74153Q102   4,223        170,000           X                      X
PEPSICO INC                         COMMON    713448108     530         10,000           X                      X
PFIZER INC                          COMMON    717081103   3,941        150,000           X                      X
PARKER HANNIFIN CORP                COMMON    701094104   3,046         50,000           X                      X
RITE AID CORP                       COMMON    767754104      99         25,000           X                      X
RUBY TUESDAY INC                    COMMON    781182100     607         25,000           X                      X
TRANSOCEAN SEDCO FOREX INC          COMMON    G90078109   3,731         72,500           X                      X
SPINNAKER EXPL CO                   COMMON    84855W109   4,455        125,400           X                      X
SAKS INC                            COMMON    79377W108   3,594        199,100           X                      X
SULPHCO INC                         OTC IS    865378103     561        107,000           X                      X
SEMICONDUCTOR HOLDRS TR             COMMON    816636203   8,133        250,000           X                      X
SPECTRASITE INC                     OTC IS    84761M104     493          8,500           X                      X
CALL SEAGATE TECHNOLO APR           CALL O    G794505DW      32         30,000           X                      X
SAFEWAY INC                         COMMON    786514208     371         20,000           X                      X
TARRANT APPAREL GROUP               OTC IS    876289109     423        205,500           X                      X
TIBCO SOFTWARE INC                  OTC IS    88632Q103   2,980        400,000           X                      X
TIFFANY & CO-NEW                    COMMON    886547108   6,749        195,500           X                      X
ISHARES TR                          COMMON    464287432     893         10,000           X                      X
TELEWEST GLOBAL INC                 OTC IS    87956T107     356         20,000           X                      X
TRINITY INDS INC                    COMMON    896522109   1,814         64,400           X                      X
SPORTS AUTHORITY INC                OTC IS    84917U109   4,194        152,500           X                      X
TVC TELECOM INC                     OTC IS    873061105       1        200,000           X                      X
***UNIVERSIDAD CNCI                 COMMON    P9578B101      90        900,000           X                      X
UNOCAL CORP                         COMMON    915289102  10,518        170,500           X                      X
US Unwired Inc Cl A                 OTC IS    90338R104      84         20,000           X                      X
MEMC ELECTRONIC MATERIALS           COMMON    552715104     471         35,000           X                      X
WILLIAMS COMPANIES INC              COMMON    969457100   7,994        425,000           X                      X
WAL MART STORES INC                 COMMON    931142103   7,517        150,000           X                      X
GREAT WOLF RESORTS INC              OTC IS    391523107   1,173         47,000           X                      X
WATSON PHARMACEUTICALS INC          COMMON    942683103     307         10,000           X                      X
WINDSORTECH INC                     OTC IS    97380P100   5,670      2,100,000           X                      X
WIRELESS TELECOM GROUP INC          COMMON    976524108      78         30,000           X                      X
WEIGHT WATCHERS INTL INC N          COMMON    948626106     430         10,000           X                      X
WESTERN WIRELESS CORP - CL          OTC IS    95988E204     380         10,000           X                      X
WYETH                               COMMON    983024100   4,007         95,000           X                      X
XILINX INC.                         OTC IS    983919101   5,115        175,000           X                      X
YAHOO INC                           OTC IS    984332106   6,611        195,000           X                      X

                                                        284,268




